Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 28,937	$ 27,496
Available-for-sale Securities, Gross unrealized gains	3,155	2,336
Available-for-sale Securities, Gross unrealized losses	261	611
Available-for-sale Securities, Fair value	31,831	29,221
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	28,922	27,477
Available-for-sale Securities, Gross unrealized gains	3,150	2,334
Available-for-sale Securities, Gross unrealized losses	261	610
Available-for-sale Securities, Fair value	31,811	29,201
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	476	506
Available-for-sale Securities, Gross unrealized gains	121	124
Available-for-sale Securities, Fair value	597	630
Fixed maturity securities [Member] | Obligations of states and political subdivisions [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,722	1,501
Available-for-sale Securities, Gross unrealized gains	281	177
Available-for-sale Securities, Gross unrealized losses	1
Available-for-sale Securities, Fair value	2,002	1,678
Fixed maturity securities [Member] | Debt securities issued by foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	98	102
Available-for-sale Securities, Gross unrealized gains	20	18
Available-for-sale Securities, Fair value	118	120
Fixed maturity securities [Member] | Corporate public securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	16,152	14,132
Available-for-sale Securities, Gross unrealized gains	1,891	1,336
Available-for-sale Securities, Gross unrealized losses	33	111
Available-for-sale Securities, Fair value	18,010	15,357
Fixed maturity securities [Member] | Corporate private securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	4,216	3,998
Available-for-sale Securities, Gross unrealized gains	392	327
Available-for-sale Securities, Gross unrealized losses	19	27
Available-for-sale Securities, Fair value	4,589	4,298
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	4,506	5,280
Available-for-sale Securities, Gross unrealized gains	267	255
Available-for-sale Securities, Gross unrealized losses	106	311
Available-for-sale Securities, Fair value	4,667	5,224
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,219	1,347
Available-for-sale Securities, Gross unrealized gains	133	64
Available-for-sale Securities, Gross unrealized losses	15	32
Available-for-sale Securities, Fair value	1,337	1,379
Fixed maturity securities [Member] | Collateralized debt obligations [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	393	410
Available-for-sale Securities, Gross unrealized gains	28	17
Available-for-sale Securities, Gross unrealized losses	86	125
Available-for-sale Securities, Fair value	335	302
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	140	201
Available-for-sale Securities, Gross unrealized gains	17	16
Available-for-sale Securities, Gross unrealized losses	1	4
Available-for-sale Securities, Fair value	156	213
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	15	19
Available-for-sale Securities, Gross unrealized gains	5	2
Available-for-sale Securities, Gross unrealized losses		1
Available-for-sale Securities, Fair value	$ 20	$ 20